INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
9.          INTANGIBLE ASSETS, NET

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Licensing fee $	IP right $	Trademarks $	Others $	Total $

Balance at January 1, 2018	16,312	9,248	10,145	1,628	37,333
Additions	3,221	406	–	1,618	5,245
Amortization expense	(17,573)	(4,348)	(1,068)	(837)	(23,826)
Impairment	(112)	(5,054)	–	–	(5,166)
Disposal	–	–	–	(245)	(245)
Exchange differences	(280)	(128)	–	(46)	(454)

Balance at January 1, 2019	1,568	124	9,077	2,118	12,887
Additions	6,045	–	–	838	6,883
Amortization expense	(2,653)	(124)	(1,068)	(1,004)	(4,849)
Written-off	–	–	–	(2)	(2)
Exchange differences	85	–	–	16	101
Balance at December 31, 2019	5,045	–	8,009	1,966	15,020

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

	Licensing fee $	IP right $	Trademarks $	Others $	Total $

2020	2,838	–	1,068	904	4,810
2021	1,314	–	1,068	609	2,991
2022	440	–	1,068	382	1,890
2023	258	–	1,068	71	1,397
2024	195	–	1,068	–	1,263
Thereafter	–	–	2,669	–	2,669
	5,045	–	8,009	1,966	15,020

During the year ended December 31, 2019, amortization method of certain licensing fee has been revised to accelerated method to better reflect its estimated consumption pattern.

During the years ended December 31, 2017, 2018 and 2019, the Company determined that the carrying amount related to an intellectual property right (“IP right”) was not recoverable due to changes in market environment and therefore, recorded an impairment loss of  nil, $5,054 and nil respectively.